Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Trade creditors	5,630	4,994
Accounts payable to Board members	264	909
Accounts payable to other related parties	430	183
Accounts payable to underwriters, promoters, and employees	13,010	4,575
Other accounts payable	7,632	8,546
Total accounts payable	26,966	19,207